Risk and Capital Management - Summary of Position of Accounts Subject to Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	R$ 1,424,876	R$ 1,330,251	R$ 1,246,833
Central Bank compulsory deposits	94,148	98,837
Interbank deposits	26,420	29,048	22,688
Securities purchased under agreements to resell	280,136	244,707	265,050
Loan and lease operations	536,091	497,719	494,851
Derivatives	23,466	22,843	24,231
At Fair Value Through Other Comprehensive Income	49,323	52,149	40,039
Financial liabilities	1,151,237	1,056,717	1,012,075
Deposits	463,424	402,938	329,414
Securities sold under repurchase agreements	330,237	312,634	349,164
Interbank market debts	134,670	124,587	129,648
Derivatives	27,519	26,746	24,698
Structured notes	(192)	(465)	R$ (519)
Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Loan and lease operations		102
Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	1,285,355	1,297,440
Central Bank compulsory deposits	88,549	94,047
At Fair Value Through Other Comprehensive Income	49,323	52,149
Financial liabilities	1,053,438	905,206
Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	463,424	402,938
Securities sold under repurchase agreements	330,237	312,634
Interbank market debts	134,670	124,587
Institutional market debts	93,974	98,482
Capitalization plans	3,422	3,301
Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	27,519	26,746
Structured notes	192	465
Difference asset/ liability (2)	231,917	392,234
Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	26,414	29,048
Securities purchased under agreements to resell	280,132	244,699
Securities	106,749	106,242
Loan and lease operations	536,091	497,719
Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	263,180	248,947
Derivatives	23,466	22,843
0-30 days [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	3,987	7,978
Derivatives	3,168	7,596
0-30 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	188,616	268,059
Central Bank compulsory deposits	88,549	94,047
At Fair Value Through Other Comprehensive Income	1,915	1,088
Financial liabilities	513,889	376,492
Cumulative difference	R$ (325,273)	R$ (108,433)
Ratio of cumulative difference to total interest-bearing assets	(25.30%)	(8.40%)
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 248,913	R$ 216,842
Securities sold under repurchase agreements	254,052	208,261
Interbank market debts	7,438	8,557
Institutional market debts	314	4,188
0-30 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	3,168	7,596
Structured notes	4	11
Difference asset/ liability (2)	(325,273)	(108,433)
0-30 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	19,181	21,644
Securities purchased under agreements to resell	64,677	42,612
Securities	1,007	10,897
Loan and lease operations	78,709	73,239
0-30 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	19,140	16,554
Derivatives	3,987	7,978
31-180 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	394,168	354,885
At Fair Value Through Other Comprehensive Income	4,743	2,476
Financial liabilities	88,152	93,736
Cumulative difference	R$ (19,257)	R$ 152,716
Ratio of cumulative difference to total interest-bearing assets	(1.50%)	11.80%
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 36,856	R$ 33,258
Securities sold under repurchase agreements	9,713	7,362
Interbank market debts	33,869	34,097
Institutional market debts	3,631	16,495
31-180 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	4,070	2,491
Structured notes	13	22
Difference asset/ liability (2)	306,016	261,149
31-180 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	4,815	3,510
Securities purchased under agreements to resell	215,352	201,889
Securities	7,320	7,921
Loan and lease operations	140,057	120,231
31-180 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	17,810	15,855
Derivatives	4,071	3,003
181-365 days [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	100,598	103,785
At Fair Value Through Other Comprehensive Income	4,026	6,102
Financial liabilities	69,102	87,850
Cumulative difference	R$ 12,239	R$ 168,651
Ratio of cumulative difference to total interest-bearing assets	1.00%	13.00%
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 22,063	R$ 23,239
Securities sold under repurchase agreements	7,756	25,185
Interbank market debts	31,869	30,727
Institutional market debts	4,579	5,343
181-365 days [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	2,815	3,325
Structured notes	20	22
Difference asset/ liability (2)	31,496	15,935
181-365 days [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	1,730	2,880
Securities purchased under agreements to resell		2
Securities	5,792	6,834
Loan and lease operations	70,792	67,463
181-365 days [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	15,945	17,103
Derivatives	2,313	2,360
From one to five years [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	399,075	392,119
At Fair Value Through Other Comprehensive Income	21,649	23,415
Financial liabilities	313,240	290,677
Cumulative difference	R$ 98,074	R$ 270,093
Ratio of cumulative difference to total interest-bearing assets	7.60%	20.80%
From one to five years [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 146,288	R$ 126,886
Securities sold under repurchase agreements	40,877	57,146
Interbank market debts	58,375	47,219
Institutional market debts	58,513	43,911
Capitalization plans	3,422	3,301
From one to five years [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	5,672	11,109
Structured notes	93	319
Difference asset/ liability (2)	85,835	101,442
From one to five years [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits	688	1,011
Securities purchased under agreements to resell	12	28
Securities	50,969	50,650
Loan and lease operations	167,517	161,824
From one to five years [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	154,171	147,805
Derivatives	4,069	6,681
Over 5 years [Member] | Interest rate risk [Member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Financial assets	202,898	178,592
At Fair Value Through Other Comprehensive Income	16,990	19,068
Financial liabilities	69,055	56,451
Cumulative difference	R$ 231,917	R$ 392,234
Ratio of cumulative difference to total interest-bearing assets	18.00%	30.20%
Over 5 years [Member] | Interest rate risk [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Deposits	R$ 9,304	R$ 2,713
Securities sold under repurchase agreements	17,839	14,680
Interbank market debts	3,119	3,987
Institutional market debts	26,937	28,545
Over 5 years [Member] | Interest rate risk [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Derivatives	11,794	2,225
Structured notes	62	91
Difference asset/ liability (2)	133,843	122,141
Over 5 years [Member] | Interest rate risk [Member] | Financial assets at amortised cost, category [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Interbank deposits		3
Securities purchased under agreements to resell	91	168
Securities	41,661	29,940
Loan and lease operations	79,016	74,962
Over 5 years [Member] | Interest rate risk [Member] | Financial assets designated at fair value through profit or loss [member]
Disclosure of position of accounts subject to interest rate risk [Line Items]
Securities	56,114	51,630
Derivatives	R$ 9,026	R$ 2,821